Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	104 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
Without Sales Load [Member] | C000005556
Average Annual Return [Line Items]
Average Annual Return, Percent	12.84%	11.20%		16.44%
Without Sales Load [Member] | C000193192
Average Annual Return [Line Items]
Average Annual Return, Percent	12.99%	11.34%	15.85%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.02%	12.80%		15.08%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.02%	12.80%	14.17%
Russell 3000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.79%	13.56%		17.77%
Russell 3000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.79%	13.56%	17.31%